Related Party Transactions (Predecessor) - 2019 Debt Financings (Details) $ in Thousands					1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 18, 2022 USD ($)	Dec. 12, 2022 USD ($)	Nov. 01, 2022 USD ($)	Jun. 19, 2022 USD ($)	Dec. 31, 2019 USD ($) item	Jul. 21, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 22, 2022 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transactions
Debt extinguishment due to warrant modification						$ 17,036
Estimated fair value of convertible notes								$ 131,300
Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount					175.00%
Percentage of the shares the holders would have been entitled to receive via the previous warrant agreement							85.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount					175.00%
Income (expense) related to decrease (increase) in fair value						1,600		1,700
Increase in additional paid in capital from debt extinguishment due to warrant modification						17,000
Principal amount outstanding								6,000
Estimated fair value of convertible notes								$ 16,200
Additional promissory note
Related Party Transactions
Principal amount					$ 5,000					$ 5,000
Number of additional convertible promissory notes sold | item					5
Additional promissory note | Board of directors | Convertible Notes 2019
Related Party Transactions
Principal amount					$ 1,000
Number of additional convertible promissory notes sold | item					1
Convertible notes
Related Party Transactions
Principal amount									$ 1,000
Interest rate (as a percent)								10.00%	0.00%
Convertible notes | Simhambhatla
Related Party Transactions
Principal amount									$ 1,000
Repayable amount		$ 1,700	$ 1,000
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700	700						700
Additional amount repayable to the principal amount	$ 700		700
Repayment of notes			$ 1,000
Convertible notes | Jaywin
Related Party Transactions
Principal amount									1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%	175.00%
Principal amount outstanding		$ 700							700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Willis
Related Party Transactions
Principal amount									1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700							700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Malik
Related Party Transactions
Principal amount									1,000
Repayable amount	$ 1,700	$ 1,700
Percentage of repayment of principal amount	175.00%
Principal amount outstanding	$ 700								700
Additional amount repayable to the principal amount	700
Repayment of notes	$ 1,000
Convertible Notes 2019
Related Party Transactions
Debt extinguishment due to warrant modification						5,200
Additional Paid-in Capital [Member]
Related Party Transactions
Debt extinguishment due to warrant modification						17,036
Additional Paid-in Capital [Member] | Convertible Notes 2019
Related Party Transactions
Debt extinguishment due to warrant modification						$ 17,000
Dental Innovations | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount	175.00%
Dental Innovations | Original 2019 Note Purchase Agreement
Related Party Transactions
Principal amount									5,000	5,000
Repayable amount				$ 8,700					$ 8,700	8,750
Percentage of repayment of principal amount				175.00%
Additional amount repayable to the principal amount				$ 3,700
Interest rate (as a percent)				0.00%					15.79%
Dental Innovations | Original 2019 Note Purchase Agreement | Additional promissory note
Related Party Transactions
Principal amount					$ 5,000					$ 5,000
Dental Innovations | Original 2019 Note Purchase Agreement | Convertible notes
Related Party Transactions
Principal amount of convertible promissory note					5,000
Strathspey Crown Holdings Group, LLC ("SCH") | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Principal amount	$ 1,700				$ 1,000		$ 1,700		$ 1,000
Number of additional convertible promissory notes sold | item					1
Interest rate (as a percent)	0.00%						15.79%